Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
As of December 31, 2012 and 2011, details of the Partnership’s related party receivables and related party payables were as follows:

	December 31, 2012	December 31, 2011
Related party receivables
ETE and its subsidiaries	$5	$1
HPC	1	1
EPD	N/A	42
Ranch JV	2	—
Other	—	1
Total related party receivables	$8	$45
Related party payables
ETE and its subsidiaries	$94	$11
HPC	1	—
Other	—	2
Total related party payables	$95	$13

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In January 2012, as described below, EPD sold a significant portion of its ownership in ETE’s common units and currently owns less than 5% of ETE’s outstanding common units. During 2012, EPD was not considered a related party.

Transactions with ETE and its subsidiaries. Under a May 26, 2010 service agreement with Services Co., Services Co. performs certain services for the Partnership. The Partnership pays Services Co.’s direct expenses for these services, plus an annual fee of $10 million, and receives the benefit of any cost savings recognized for these services. The services agreement has a five year term from May 26, 2010 to May 26, 2015, subject to earlier termination rights in the event of a change in control, the failure to achieve certain cost savings for the Partnership or upon an event of default. Also, the Partnership, together with the General Partner and RGS entered into an operation and service agreement (the “Operations Agreement”) with ETC. Under the Operations Agreement, ETC will perform certain operations, maintenance and related services reasonably required to operate and maintain certain facilities owned by the Partnership. Pursuant to the Operations Agreement, the Partnership will reimburse ETC for actual costs and expenses incurred in connection with the provision of these services based on an annual budget agreed-upon by both parties. The Operations Agreement has an initial term of one year and automatically renews on a year-to-year basis upon expiration of the initial term. The Partnership incurred total service fees of $17 million, $17 million and $6 million for the years ended December 31, 2012 and 2011 and during the period from May 26, 2010 to December 31, 2010, respectively.
In conjunction with distributions made by the Partnership to the limited and general partner interests, ETE received cash distributions of $62 million, $57 million and $28 million for the years ended December 31, 2012 and 2011 and during the period from May 26, 2010 to December 31, 2010, respectively. During the period from May 26, 2010 to December 31, 2010, the Partnership received cash of $7 million from ETE, which represents the portion of the amount of the Partnership’s common unit distribution to be paid to ETE for the period of time that those units were not outstanding (April 1, 2010 to May 25, 2010).
The General Partner has the right, but not the obligation, to contribute a proportionate amount of capital to the Partnership to maintain its general partner interest. ETE made capital contributions aggregating to $21 million, to maintain the General Partner’s 2% interest in the Partnership for the period from May 26, 2010 to December 31, 2010. No capital contributions were contributed during the years ended December 31, 2012 and 2011, respectively.
In September 2011, the Partnership purchased a 0.1% interest in MEP from ETP for $1 million in cash.
The Partnership’s Gathering and Processing segment, in the ordinary course of business, sells natural gas to subsidiaries of ETE and records the revenue in gas sales. The Partnership’s NGL Services segment, in the ordinary course of business, sells NGLs to subsidiaries of ETE and records the revenue in NGL sales. The Partnership’s Contract Services segment provides contract compression services to ETP and records revenue in gathering, transportation and other fees on the statement of operations. The Partnership’s Contract Services segment sold compression equipment to a subsidiary of ETP for $1 million and $8 million for the years ended December 31, 2012 and 2011, respectively. As these transactions are between entities under common control, partners’ capital was increased, which represented a deemed contribution of the excess sales price over the carrying amounts. The Partnership’s Contract Services segment purchased compression equipment from a subsidiary of ETP for $29 million and $33 million during the years ended December 31, 2012 and 2011, respectively.
Prior to April 30, 2013, Southern Union provided certain administrative services for SUGS that were either based on SUGS's pro-rata share of combined net investment, margin and certain expenses or direct costs incurred by Southern Union on the behalf of SUGS. Southern Union also charged a management and royalty fee to SUGS for certain management support services provided by Southern Union on the behalf of SUGS and for the use of certain Southern Union trademarks, trade names and service marks by SUGS. The amounts were $21 million and $1 million for the period from March 26, 2012 to December 31, 2012. These administrative services were no longer being provided subsequent to the SUGS Acquisition.
Transactions with HPC. Under a Master Services Agreement with HPC, the Partnership operates and provides all employees and services for the operation and management of HPC. For the years ended December 31, 2012 and 2011 and during the periods from May 26, 2010 to December 31, 2010, from January 1, 2010 to May 25, 2010, the related party general and administrative expenses reimbursed to the Partnership were $20 million, $17 million, $10 million and $7 million, respectively, which is recorded in gathering, transportation and other fees on the statements of operations.
The Partnership’s Contract Services segment provides compression services to HPC and records revenue in gathering, transportation and other fees on the statement of operations. The Partnership also receives transportation services from HPC and records the cost as cost of sales.
Transactions with EPD and its subsidiaries. In January 2012, EPD sold a significant portion of its ownership in ETE’s common units, and subsequent to that transaction, owns less than 5% of ETE’s outstanding common units. As such, EPD is no longer considered a related party. During 2011, EPD owned a portion of ETE’s outstanding common units and therefore was considered a related party along with any of its subsidiaries. The Partnership, in the ordinary course of business, sells natural gas and NGLs to subsidiaries of EPD and records the revenue in gas sales and NGL sales. The Partnership also incurs NGL processing fees and transportation fees with subsidiaries of EPD and records these fees as cost of sales.